FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value of Liabilities (Details) - Financial liabilities at amortised cost - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
4.375% Bonds
Disclosure of financial liabilities [line items]
Carrying value	$ 287.8	$ 302.2
Financial liabilities, at fair value	291.2	301.9
4.375% Bonds | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value		0.0
4.375% Bonds | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	291.2	301.9
4.375% Bonds | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value		0.0
Notes
Disclosure of financial liabilities [line items]
Carrying value	5,892.0	7,983.4
Financial liabilities, at fair value	5,945.9	7,828.2
Notes | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	0.0
Notes | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	5,945.9	7,828.2
Notes | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	$ 0.0	$ 0.0